Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
17.          Earnings Per Share

	2023	2022	2021
Earnings per common share
Net income available to common shareholders	$2,132.5	$52.6	$68.3
Weighted average common shares outstanding	114,313,971	194,290,180	195,491,804
Earnings per common share	$18.65	$0.27	$0.35

Earnings per diluted common share
Net income available to common shareholders	$2,132.5	$52.6	$68.3
Weighted average common shares outstanding	114,313,971	194,290,180	195,491,804
Share-based compensation plans	10,712	5,033,674	4,888,437
Weighted average diluted common shares outstanding	114,324,683	199,323,854	200,380,241
Earnings per diluted common share	$18.65	$0.26	$0.34